Revenue - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue From Contract With Customer [Line Items]
Revenues	$ 20,012,064	$ 13,966,251
Contract assets	0	0
Advances from customers	0	5,000
Shipping and Handling
Revenue From Contract With Customer [Line Items]
Revenues	$ 800,000	$ 400,000